UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORMABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒                   Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period

October 1, 2012 to December 31, 2012

☒                   Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported) February 14, 2013

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 0000921086

David J. Battisti,  (610) 775-6484

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Penske Truck Leasing Co., L.P. has indicated by check mark that there is no activity to report for the calendar quarter ended December 31, 2012.

Pursuant to Rule 15Ga-1(c)(2)(ii), Penske Truck Leasing Co., L.P. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 14, 2013

PENSKE TRUCK LEASING CO., L.P.
(Securitizer)

By: PENSKE TRUCK LEASING CORPORATION,
as its general partner

By:	/s/ Frank Cocuzza
Name: Frank Cocuzza
Title: Senior Vice President - Finance
(senior officer in charge of securitization)